Document And Entity Information	12 Months Ended
Apr. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001736510
Document Type	N-CSR
Entity Registrant Name	Variant Alternative Income Fund
Document Period End Date	Apr. 30, 2025
Amendment Flag	false